Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 28, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2024
On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about May 27, 2025 (the Effective Date). As a result, from and after the Effective Date, Dimensional Fund Advisors, LP (DFA) no longer serves as a subadviser to the Fund and American Century Investment Management, Inc. (American Century) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, all references in the Summary Prospectus and Prospectus to DFA are deleted, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The references to DFA under the heading “Principal Investment Strategies” in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's prospectus and in the Summary Prospectus are hereby superseded and replaced with American Century.
The information in the fourth paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus is hereby replaced with the following.
The Fund’s performance prior to June 2025, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

S000036208 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 28, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2024
On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about May 27, 2025 (the Effective Date). As a result, from and after the Effective Date, Dimensional Fund Advisors, LP (DFA) no longer serves as a subadviser to the Fund and American Century Investment Management, Inc. (American Century) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, all references in the Summary Prospectus and Prospectus to DFA are deleted, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The references to DFA under the heading “Principal Investment Strategies” in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's prospectus and in the Summary Prospectus are hereby superseded and replaced with American Century.
The information in the fourth paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus is hereby replaced with the following.
The Fund’s performance prior to June 2025, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.